Equity (Narratives) (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Expenses from Equity Compensation Plans	$ 8	$ 12	$ 19
Total shares held by the company and it's subsidiaries	24.5